Held for sale (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Assets and Liabilities
The held for sale assets and liabilities in 2020 are the Group’s interests in the Pearson Institute of Higher Education in South Africa, which was completed on 5 February 2021.
The held for sale balances are analysed as follows:

	2021	2020
All figures in £ millions	Total	Total
Non-current assets
Property, plant and equipment	7	48

	7	48

Current assets
Trade and other receivables	—	6
Cash and cash equivalents	—	19

	—	25

Assets classified as held for sale	7	73

Non-current liabilities
Financial liabilities – borrowings	—	(66)

	—	(66)

Current liabilities
Trade and other liabilities	—	(5)
Financial liabilities – borrowings	—	(3)

	—	(8)

Liabilities classified as held for sale	—	(74)

Net assets/(liabilities) classified as held for sale	7	(1)